Artisan Global Opportunities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended	123 Months Ended	129 Months Ended	161 Months Ended	173 Months Ended	189 Months Ended	207 Months Ended	217 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				13.24%		11.34%	10.39%	11.21%	9.80%	9.94%	9.07%	7.12%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		8.87%	4.02%		11.17%						10.87%
Performance Inception Date	Sep. 22, 2008
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.99%	2.70%		9.79%						9.99%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.90%	3.03%		8.98%						9.21%
Investor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		9.02%	4.16%		11.32%		10.77%
Performance Inception Date	Apr. 01, 2015
Advisor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		9.15%	4.27%		11.44%				11.06%
Performance Inception Date	Jul. 26, 2011
Institutional | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%